Revenue	9 Months Ended
Sep. 30, 2022
Revenue [Abstract]
Revenue
3. Revenue

Revenue recognized during the three and nine months ended September 30, 2022 and 2021 consisted of Product revenue, net, from the sale of KIMMTRAK, Pre-product revenue, net, from the sale of tebentafusp under compassionate use and early access programs, and revenue from collaboration agreements.

	For the three months ended September 30,		For the nine months ended September 30,
	2022 £’000	2021 £’000	2022 £’000	2021 £’000

Product revenue, net	33,252	—	64,926	—
Pre-product revenue, net	3,051	474	9,588	474
Total revenue from sale of therapies	36,303	474	74,514	474
Collaboration revenue
GSK	—	1,263	—	5,919
Eli Lilly	—	—	7,361	—
Genentech	4,896	4,187	13,800	13,534
Total collaboration revenue	4,896	5,450	21,161	19,453
Total revenue	41,199	5,924	95,675	19,927

Net product revenue from the sale of KIMMTRAK, and net pre-product revenue from the sale of tebentafusp as part of a compassionate use and early access program are presented by region based on the location of the customer below.

	For the three months ended September 30,		For the nine months ended September 30,
	2022 £’000	2021 £’000	2022 £’000	2021 £’000
United States	22,508	—	48,327	—
Europe	13,034	474	25,423	474
Rest of World	761	—	764	—
Total revenue from sale of therapies	36,303	474	74,514	474

Product revenue, net

During the three and nine months ended September 30, 2022, the Group recognized £33,252,000 and £64,926,000 of net product revenue, respectively, relating to the sale of KIMMTRAK primarily in the United States and Europe after estimated deductions for rebates, chargebacks, other customer fees and returns which are recognized in accruals as set out in the Group’s accounting policies.

Pre-product revenue, net

During the three and nine months ended September 30, 2022, the Group recognized £3,051,000 and £9,588,000 of net pre-product revenue, respectively, relating to the sale of tebentafusp under a compassionate use and early access program in France after estimated deductions for rebates and returns which are recognized in accruals as set out in the Group’s accounting policies (for both the three and nine months ended September 30, 2021: £474,000 of Pre-product revenue, net was recorded). In September 2022, the Group began selling KIMMTRAK as a commercial product in France, and these sales are reflected in Product revenue, net.

Genentech Collaboration

During the three and nine months ended September 30, 2022, the Group recognized £4,896,000 and £13,800,000 of revenue, respectively, relating to the 2018 Genentech Agreement and IMC-C103C (for the three and nine months ended September 30, 2021: £4,187,000 and £13,534,000, respectively). The revenue recognized represents both deductions from deferred revenue and research and development costs reimbursed, predominantly for clinical trial costs. Such reimbursements arise in order to ensure that research and development costs are shared equally under the 2018 Genentech Agreement. Of the revenue recognized during the three and nine months ended September 30, 2022, £624,000 and £984,000 of revenue represents research and development costs reimbursements. For the three and nine months ended September 30, 2021, the Group recognized research and development cost reimbursements of £87,000 and £717,000 respectively.

GSK Collaboration

GSK and the Group elected not to progress the final program under the GSK Agreement in 2021, and there is no further revenue to recognize following notice of termination in 2021 and final termination of the GSK Agreement in the three months ended March 31, 2022. Accordingly, during the three and nine months ended September 30, 2022, the Group recognized no revenue relating to the GSK Agreement (for the three and nine months ended September 30, 2021: £1,263,000 and £5,919,000, respectively).

Eli Lilly Collaboration

During the three and nine months ended September 30, 2022, the Group recognized £nil and £7,361,000, respectively, relating to the Eli Lilly Agreement (for the three and nine months ended September 30, 2021: £nil).

The Group released the remaining deferred revenue attributed to the third target under the collaboration after the parties agreed to terminate the agreement during the three months ended March 31, 2022. No further revenue under the Eli Lilly Collaboration is expected.

Deferred revenue

Of the total revenue recognized during the three and nine months ended September 30, 2022, £4,272,000 and £20,177,000, respectively, was included in deferred revenue at January 1, 2022. No revenue was recognized in the three and nine months ended September 30, 2022 relating to performance obligations satisfied in previous years (for the three and nine months ended September 30, 2021: £nil). The remaining deferred revenue as at September 30, 2022 in the condensed consolidated statement of financial position relates to the 2018 Genentech agreement. The Group expects to recognize this remaining revenue within a year.